Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	14,072,332	10,490,249
Granted (in shares) | shares	3,357,303	3,888,693
Exercised (in shares) | shares	(4,459,559)	(266,941)
Forfeited (in shares) | shares	(144,535)	(39,669)
Outstanding, ending balance (in shares) | shares	12,825,541	14,072,332
Exercisable (in shares) | shares	2,786,043	4,399,588
Weighted average exercise price of share options outstanding, beginning balance (CAD per share) | $ / shares	$ 56	$ 55
Weighted average exercise price of share options granted (CAD per share) | $ / shares	58	56
Weighted average exercise price of share options exercised (CAD per share) | $ / shares	54	42
Weighted average exercise price of share options forfeited (CAD per share) | $ / shares	58	58
Weighted average exercise price of share options exercisable (CAD per share) | $ / shares	56	52
Weighted average share price, share options exercised (CAD per share) | $ / shares	$ 62	$ 55